UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0582
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21193

First American Minnesota Municipal Income Fund II, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN		55402
(Address of principal executive offices)		(Zip code)

Richard J. Ertel, Assistant Secretary First American Minnesota Municipal Income Fund II, Inc. 800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)

Registrant’s telephone number, including area code:		612-303-7987

Date of fiscal year end:	8/31

Date of reporting period:	6/30/09

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21193

Reporting Period: 07/01/2008 - 06/30/2009

First American Minnesota Municipal Income Fund II Inc.

=============== FIRST AMERICAN MN MUNICIPAL INCOME FUND II, INC. ===============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First American Minnesota Municipal Income Fund II, Inc.

By (Signature and Title)*	/s/ Charles D. Gariboldi, Jr. Treasurer

Date	August 31, 2009

*Print the name and title of each signing officer under his or her signature.